Consolidated statement of changes in equity	Share capital GBP (£)	Share premium GBP (£)	Treasury shares GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained earnings GBP (£)	USD ($)	GBP (£)
Balance at beginning of the year at Jun. 30, 2017	£ 53,000	£ 68,822,000		£ 249,030,000	£ (31,271,000)	£ 193,453,000		£ 480,087,000
Comprehensive income (loss)
Profit/(loss) for the year						(37,629,000)		(37,629,000)
Cash flow hedges					25,397,000			25,397,000
Tax credit/(expense) relating to movements on hedges					(21,684,000)			(21,684,000)
Total comprehensive (loss)/income for the year					3,713,000	(37,629,000)		(33,916,000)
Equity-settled share-based payments						2,915,000		2,915,000
Dividends paid						(21,982,000)	$ (29,555,000)	(21,982,000)
Balance at end of the year at Jun. 30, 2018	53,000	68,822,000		249,030,000	(27,558,000)	136,757,000		427,104,000
Comprehensive income (loss)
Profit/(loss) for the year						18,881,000		18,881,000
Cash flow hedges					(6,720,000)			(6,720,000)
Tax credit/(expense) relating to movements on hedges					(1,266,000)			(1,266,000)
Total comprehensive (loss)/income for the year					(7,986,000)	18,881,000		10,895,000
Equity-settled share-based payments						699,000		699,000
Dividends paid						(23,326,000)	(29,615,000)	(23,326,000)
Deferred tax expense relating to share-based payments						(170,000)		(170,000)
Balance at end of the year at Jun. 30, 2019	53,000	68,822,000		249,030,000	(35,544,000)	132,841,000		415,202,000
Comprehensive income (loss)
Profit/(loss) for the year						(23,233,000)		(23,233,000)
Cash flow hedges					2,877,000			2,877,000
Tax credit/(expense) relating to movements on hedges					102,000			102,000
Total comprehensive (loss)/income for the year					2,979,000	(23,233,000)		(20,254,000)
Acquisition of treasury shares			£ (21,305,000)					(21,305,000)
Equity-settled share-based payments						818,000		818,000
Dividends paid						(23,229,000)	$ (29,554,000)	(23,229,000)
Balance at end of the year at Jun. 30, 2020	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ (32,565,000)	£ 87,197,000		£ 351,232,000